Vacation Ownership Notes Receivable	6 Months Ended
Jun. 30, 2012
Vacation Ownership Notes Receivable [Abstract]
Vacation Ownership Notes Receivable

Note 7. Vacation Ownership Notes Receivable

Notes receivable (net of reserves) related to the Company’s vacation ownership loans consist of the following (in millions):

	June 30, 2012	December 31, 2011
Vacation ownership loans – securitized	$441	$510
Vacation ownership loans – unsecuritized	168	113

	609	623
Less: current portion
Vacation ownership loans – securitized	(60)	(64)
Vacation ownership loans – unsecuritized	(23)	(20)

	$526	$539

The current and long-term maturities of unsecuritized VOI notes receivable are included in accounts receivable and other assets, respectively, in the Company’s consolidated balance sheets.

The Company records interest income associated with VOI notes in its vacation ownership and residential sales and services line item in its consolidated statements of income. Interest income related to the Company’s VOI notes receivable was as follows (in millions):

	Three Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$16	$15
Vacation ownership loans – unsecuritized	4	6

	$20	$21

	Six Months Ended June 30,
	2012	2011
Vacation ownership loans – securitized	$34	$32
Vacation ownership loans – unsecuritized	8	11

	$42	$43

The following table presents future maturities of gross VOI notes receivable and interest rates (in millions):

	Securitized	Unsecuritized	Total
2012	$34	$20	$54
2013	71	19	90
2014	72	17	89
2015	71	20	91
Thereafter	259	155	414

Balance at June 30, 2012	$507	$231	$738

Weighted Average Interest Rates	12.84%	12.49%	12.72%

Range of interest rates	5 to 17%	6 to 17%	5 to 17%

For the vacation ownership and residential segment, the Company records an estimate of expected uncollectibility on its VOI notes receivable as a reduction of revenue at the time it recognizes profit on a timeshare sale. The Company holds large amounts of homogeneous VOI notes receivable and therefore assesses uncollectibility based on pools of receivables. In estimating loss reserves, the Company uses a technique referred to as static pool analysis, which tracks uncollectible notes for each year’s sales over the life of the respective notes and projects an estimated default rate that is used in the determination of its loan loss reserve requirements. As of June 30, 2012, the average estimated default rate for the Company’s pools of receivables was approximately 9.8%.

The activity and balances for the Company’s loan loss reserve are as follows (in millions):

	Securitized	Unsecuritized	Total
Balance at March 31, 2012	$73	$59	$132
Provisions for loan losses	—	5	5
Write-offs	—	(8)	(8)
Other	(7)	7	—

Balance at June 30, 2012	$66	$63	$129

Balance at December 31, 2011	$80	$56	$136
Provisions for loan losses	—	12	12
Write-offs	—	(19)	(19)
Other	(14)	14	—

Balance at June 30, 2012	$66	$63	$129

Balance at March 31, 2011	$72	$78	$150
Provisions for loan losses	4	6	10
Write-offs	—	(12)	(12)
Other	(8)	8	—

Balance at June 30, 2011	$68	$80	$148

Balance at December 31, 2010	$82	$79	$161
Provisions for loan losses	2	13	15
Write-offs	—	(28)	(28)
Other	(16)	16	—

Balance at June 30, 2011	$68	$80	$148

The primary credit quality indicator used by the Company to calculate the loan loss reserve for the VOI notes is the origination of the notes by brand (Sheraton, Westin, and Other) as the Company believes there is a relationship between the default behavior of borrowers and the brand associated with the vacation ownership property they have acquired. In addition to quantitatively calculating the loan loss reserve based on its static pool analysis, the Company supplements the process by evaluating certain qualitative data, including the aging of the respective receivables, current default trends by brand and origination year, and the Fair Isaac Corporation (“FICO”) scores of the buyers.

Given the significance of the Company’s respective pools of VOI notes receivable, a change in the projected default rate can have a significant impact to its loan loss reserve requirements, with a 0.1% change estimated to have an impact of approximately $4 million.

The Company considers a VOI note receivable delinquent when it is more than 30 days outstanding. Delinquent notes receivable amounted to $59 million and $62 million as of June 30, 2012 and December 31, 2011, respectively. All delinquent loans are placed on nonaccrual status and the Company does not resume interest accrual until payment is made. Upon reaching 120 days outstanding, the loan is considered to be in default and the Company commences the repossession process. Uncollectible VOI notes receivable are charged off when title to the unit is returned to the Company. The Company generally does not modify VOI notes that become delinquent or upon default.